Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	US$
Accounts receivable	14,557,523	8,144,307	1,046,839
Less: allowance for doubtful accounts	–	–	–
Accounts receivable, net	14,557,523	8,144,307	1,046,839

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of March 31,
	2024	2025	2025
	HKD	HKD	US$
Within 30 days	14,547,396	8,144,307	1,046,839
Within 31 to 60 days	10,127	–	–
Total accounts receivable, net	14,557,523	8,144,307	1,046,839

There was no provision of doubtful debts for the years ended March 31, 2024 and 2025, respectively.